SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Plant and Equipment (Details) - SL BIO LTD	Dec. 31, 2025
Leasehold improvement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Machinery and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years
Office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years